Equity Incentive Plans - Summary of Activities and Reconciliation of Common Stock Remaining for Grant- Graphite Bio, Inc. (Detail) - 2021 Employee Stock Purchase Plan - Graphite Bio, Inc.	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Expected term	6 months	6 months
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility, minimum	75.00%	73.00%